CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 96,170	$ 161,265
Term deposit	5,000	5,000
Restricted cash	1,587	679
Held-to-maturity securities-current	9,401	13,208
Available-for-sale investment		1,302
Accounts receivable, net of allowance for doubtful accounts of $1,956 and $2,200 as of December 31, 2010 and 2011, respectively	126,389	85,437
Prepaid expenses and other current assets	12,865	4,860
Deferred income tax assets-current	3,177	2,441
Total current assets	254,589	274,192
Rental deposits and prepaids	3,025	2,393
Property and equipment, net	36,580	20,344
Land use right	23,884	18,009
Intangible assets, net	15,746	6,836
Goodwill	52,061	28,072
Long-term investment		193
Held-to-maturity securities, non-current		1,558
Deferred income tax assets, non-current	11	42
Total assets	385,896	351,639
Current liabilities:
Short-term bank loan	1,587	3,020
Accounts payable	1,079	823
Accrued expenses and other payables	54,980	36,377
Income tax payable	7,918	7,720
Deferred income-current	478	462
Deferred revenue	396	1,276
Total current liabilities	66,438	49,678
Deferred income tax liabilities, non-current	3,413	1,220
Deferred income, non- current	2,384	1,305
Long- term payable for business acquisitions, non-current	10,217	3,269
Total liabilities	82,452	55,472
Contingencies and commitments (Notes 25 and 26)
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	223,707	208,431
Shares issuable in connection with business acquisitions		3,594
Treasury stock, in the form of ADS, at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	(34,791)
Accumulated other comprehensive income	17,029	8,836
Statutory reserves	6,373	3,478
Retained earnings	91,081	71,783
Total equity	303,444	296,167
Total liabilities and equity	$ 385,896	$ 351,639